Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss	$ (218,389)	$ (373,350)	$ (3,822,129)	$ (1,624,364)	$ (5,135,731)	$ (3,823,913)
Weighted average number of common shares outstanding	41,807,563	56,908,703	51,113,403	41,603,074	42,154,947	36,108,948
Net loss per share (basic and diluted)	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.04)	$ (0.12)	$ (0.11)